Other income (expenses) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income (expenses) [Abstract]
Movement of provisions	$ 44,527	$ 61,170	$ 0
Cancellation of leases in the warehousing business	20,227	0	0
Gain from the sale of subsidiaries	3,676	0	0
Other, net	391	(2,393)	2,150
Expenses incurred in the recovery of taxes	(3,034)	0	0
Expenses related to the cancellation of the corporate building lease	0	(11,351)	(38,537)
Loss from sale of property and equipment, net (see Note 9)	0	(57,804)	(132,956)
Other income (expenses)	$ 65,787	$ (10,378)	$ (169,343)